COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended					24 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012	Jan. 31, 2013	May 31, 2012	Jun. 20, 2012 Waterworks item	Jan. 30, 2011 Home Depot IRS
Commitments and contingencies
Cash refunds received			$ 220				$ 354
Cash refunds challenged by IRS				131	299
Reduction in amount of cash refunds the IRS is challenging				168
Income tax examination, interest expense	18	14
Contingent increase in deferred tax asset before valuation allowance	$ 63	$ 63
Number of branches where the government executed search warrants						2